Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 877,896	$ 650,822
Net operating loss carryforward	129,259
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Net deferred tax assets